Charges and Credits to Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Before tax amount
Unrealized losses on interest rate swap and cap agreements	$ (47,544)	$ (217)	$ (4,220)
Less reclassification of net swap and cap agreements realized losses into net income	15,911	9,093	17,253
Net swap activity	(31,633)	8,876	13,033
Unrealized gains (losses) on investments	(986)	1,007	1,614
Less reclassification of net investment realized losses (gains) into net income	(93)	22	(261)
Net investment activity	(1,079)	1,029	1,353
Total	(32,712)	9,905	14,386
Tax (expense) benefit
Unrealized losses on interest rate swap and cap agreements	18,495	83	1,642
Less reclassification of net swap and cap agreements realized losses into net income	(6,190)	(3,536)	(6,711)
Net swap activity	12,305	(3,453)	(5,069)
Unrealized gains (losses) on investments	384	(392)	(628)
Less reclassification of net investment realized losses (gains) into net income	36	(9)	102
Net investment activity	420	(401)	(526)
Total	12,725	(3,854)	(5,595)
Net-of-tax amount
Unrealized losses on interest rate swap and cap agreements	(29,049)	(134)	(2,578)
Less reclassification of net swap and cap agreements realized losses into net income	9,721	5,557	10,542
Net swap activity	(19,328)	5,423	7,964
Unrealized gains (losses) on investments	(602)	615	986
Less reclassification of net investment realized losses (gains) into net income	(57)	13	(159)
Net investment activity	(659)	628	827
Other comprehensive (loss) income	$ (19,987)	$ 6,051	$ 8,791